April 25, 2013

DREYFUS INVESTMENT FUNDS

- Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2013

The following information supersedes and replaces the information contained in “Portfolio Management” in the summary prospectus and "Fund Summary – Portfolio Management” in the statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation.  Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since April 2013.  Messrs. Wakefield and Zeuthen are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation.  Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Mr. Zeuthen is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.

The following information supersedes and replaces the portfolio manager information in the "Fund Details – Management" in the statutory prospectus:

Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since April 2013.  Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2003.  Mr. Zeuthen is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2006.  Mr. Wakefield and Mr. Zeuthen have been employed by Dreyfus since December 2008 and March 2010, respectively.

April 25, 2013

DREYFUS INVESTMENT FUNDS

- Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2013

The following information supersedes and replaces the information contained in “Portfolio Management” in the summary prospectus and "Fund Summary – Portfolio Management” in the statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation.  Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since September 2005 and April 2013, respectively. Messrs. Wakefield and Zeuthen are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation.  Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Mr. Zeuthen is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.

The following information supersedes and replaces the portfolio manager information in the "Fund Details – Management" in the statutory prospectus:

Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, are the fund's primary portfolio managers, positions they have held since September 2005 and April 2013, respectively.  Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2003.  Mr. Zeuthen is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2006.  Mr. Wakefield and Mr. Zeuthen have been employed by Dreyfus since December 2008 and March 2010, respectively.